Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 63,448	$ 19,754
Within one year [Member]
Statements [Line Items]
Minimum lease payments payable under non-cancellable operating lease	42,019	5,682
After one year but not more than five years [Member]
Statements [Line Items]
Minimum lease payments payable under non-cancellable operating lease	19,374	12,291
More than five years [Member]
Statements [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,055	$ 1,781